Operating Segments (Details) - Schedule of operating profit or loss before income tax S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Schedule Of Operating Profit Or Loss Before Income Tax Abstract
Net loss	S/ (362,054)		S/ (101,816)	S/ (215,178)
Financial income and expenses	141,020		209,495	145,705
Interests for present value of financial asset or liability	86,014		63,032	(28,182)
Income tax	131,346		41,443	50,408
Depreciation and amortization	177,023		205,307	197,125
Adjusted EBITDA	173,349		417,461	149,878
Adjustments to adjusted EBITDA for other items
Impairment of investments	14,525	$ 0.2
Provisions: civil compensation and legal claims	256,198		30,457	89,084
Put option on Morelco S.A.S. acquisition			(70,322)
Adjusted EBITDA for other items	S/ 444,072		S/ 377,596	S/ 238,962